UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08611

Legg Mason Charles Street Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON CHARLES STREET TRUST, INC.

LEGG MASON GLOBAL OPPORTUNITIES BOND FUND

FORM N-Q

MARCH 31, 2010

LEGG MASON GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
SOVEREIGN BONDS - 50.1%
Australia - 9.4%
New South Wales Treasury Corp.	5.500%	3/1/17	19,415,000	AUD	$17,358,300
New South Wales Treasury Corp.	6.000%	4/1/19	6,445,000	AUD	5,901,918
Queensland Treasury Corp.	6.000%	10/14/15	9,200,000	AUD	8,485,158

Total Australia					31,745,376

Brazil - 2.2%
Federative Republic of Brazil	12.500%	1/5/16	11,600,000	BRL	7,419,799

Canada - 3.5%
Canadian Government Bond	6.000%	6/1/11	10,780,000	CAD	11,208,058
Province of Ontario	6.250%	6/16/15	730,000	NZD	531,696

Total Canada					11,739,754

Indonesia - 3.1%
Government of Indonesia	9.500%	7/15/23	16,320,000,000	IDR	1,786,258
Government of Indonesia	10.000%	9/15/24	49,480,000,000	IDR	5,557,616
Government of Indonesia, Senior Bond	11.000%	11/15/20	24,980,000,000	IDR	3,076,909

Total Indonesia					10,420,783

Korea - 3.9%
Korea Treasury Bond	5.750%	9/10/18	14,096,000,000	KRW	13,114,818

Malaysia - 4.9%
Government of Malaysia	3.756%	4/28/11	26,205,000	MYR	8,136,725
Government of Malaysia	3.833%	9/28/11	5,900,000	MYR	1,837,501
Government of Malaysia	3.718%	6/15/12	21,530,000	MYR	6,694,417

Total Malaysia					16,668,643

Mexico - 3.7%
Mexican Bonos	7.750%	12/14/17	70,040,000	MXN	5,769,750
Mexican Bonos	7.500%	6/3/27	90,100,000	MXN	6,856,017

Total Mexico					12,625,767

New Zealand - 2.2%
Government of New Zealand	6.000%	4/15/15	8,600,000	NZD	6,321,724
Government of New Zealand	6.000%	5/15/21	1,487,000	NZD	1,053,660

Total New Zealand					7,375,384

Norway - 4.4%
Government of Norway	6.000%	5/16/11	85,805,000	NOK	15,020,495

Poland - 4.8%
Republic of Poland	5.250%	10/25/17	46,790,000	PLN	16,367,180

South Africa - 1.3%
Republic of South Africa	10.500%	12/21/26	28,691,000	ZAR	4,503,940

Sweden - 1.9%
Kingdom of Sweden	5.500%	10/8/12	41,510,000	SEK	6,303,247

United Kingdom - 4.8%
United Kingdom Gilt	6.250%	11/25/10	1,551,000	GBP	2,440,726
United Kingdom Gilt	4.000%	9/7/16	1,930,000	GBP	3,068,241
United Kingdom Gilt	4.250%	3/7/36	7,500,000	GBP	10,912,905

Total United Kingdom					16,421,872

TOTAL SOVEREIGN BONDS (Cost - $166,389,056)					169,727,058

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.3%
Citigroup Mortgage Alternative Loan Trust, 2007-A4 1A5	5.750%	4/25/37	1,408,014		1,081,829
Countrywide Alternative Loan Trust, 2005-26CB A6	5.500%	7/25/35	1,795,000		1,466,275
Countrywide Alternative Loan Trust, 2005-46CB A20	5.500%	10/25/35	1,017,742		701,476
Countrywide Alternative Loan Trust, 2005-J1 3A1	6.500%	8/25/32	663,831		607,405
Countrywide Alternative Loan Trust, 2005-J10 1A16	5.500%	10/25/35	1,310,000		870,541
Countrywide Home Loans, 2005-7 A2	5.750%	5/25/37	1,635,000		1,243,990

See Notes to Schedule of Investments.

LEGG MASON GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Countrywide Home Loans, 2007-3 A12	6.000%	4/25/37	2,060,000	$1,709,930
Credit Suisse Mortgage Capital Certificates, 2007-2 3A4	5.500%	3/25/37	2,415,000	2,165,133
Credit Suisse Mortgage Capital Certificates, 2008-2R 1A1	6.000%	7/25/37	2,081,862	1,524,313	(a)
Deutsche Mortgage Securities Inc., 2007-RS8 3A1	5.650%	9/28/36	1,599,962	1,039,718	(a)(b)
Deutsche Mortgage Securities Inc., 2008-RS1 3A1	5.650%	8/28/36	1,662,845	1,108,692	(a)(b)
JPMorgan Alternative Loan Trust, 2008-R2 A1	6.000%	11/25/36	2,533,784	1,829,867	(a)
JPMorgan Alternative Loan Trust, 2008-R4 1A1	6.000%	12/27/36	4,838,342	3,855,604	(a)
MASTR Resecuritization Trust, 2008-1 A1	6.000%	9/27/37	1,275,842	1,087,439	(a)
MASTR Resecuritization Trust, 2008-4 A1	6.000%	6/27/36	1,595,422	1,215,186	(a)(b)
Prime Mortgage Trust, 2006-2 1A14	6.250%	11/25/36	988,785	793,341
RBSGC Mortgage Pass Through Certificates, 2008-A A1	5.500%	11/25/35	2,179,567	1,599,598	(a)
Thornburg Mortgage Securities Trust, 2005-3 B1	5.082%	10/25/35	2,117,038	521,052	(b)
Thornburg Mortgage Securities Trust, 2005-4 B1	5.214%	12/25/35	815,760	196,132	(b)
WaMu Mortgage Pass-Through Certificates, 2005-6 2A1	5.500%	8/25/35	1,007,000	882,560
Wells Fargo Mortgage Backed Securities Trust, 2006-12 A2	6.000%	10/25/36	1,300,000	1,210,918
Wells Fargo Mortgage Backed Securities Trust, 2007-11 A36	6.000%	8/25/37	5,295,000	4,321,262
Wells Fargo Mortgage Backed Securities Trust, 2007-11 A88	6.000%	8/25/37	1,600,293	1,446,737
Wells Fargo Mortgage Backed Securities Trust, 2007-11 A90	6.000%	8/25/37	919,851	824,327
Wells Fargo Mortgage Backed Securities Trust, 2007-11 A96	6.000%	8/25/37	1,924,572	1,697,833

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $40,263,936)				35,001,158

CORPORATE BONDS & NOTES - 23.4%
CONSUMER DISCRETIONARY - 3.3%
Media - 3.0%
Comcast Corp., Senior Notes	6.450%	3/15/37	335,000	341,153
Comcast Corp., Notes	6.950%	8/15/37	1,270,000	1,373,909
Comcast Corp., Senior Notes	6.550%	7/1/39	2,200,000	2,276,687
Time Warner Cable Inc., Debentures	7.300%	7/1/38	4,300,000	4,785,573
Viacom Inc., Senior Notes	6.875%	4/30/36	1,385,000	1,468,356

Total Media				10,245,678

Multiline Retail - 0.3%
Target Corp., Senior Notes	6.500%	10/15/37	775,000	843,387

TOTAL CONSUMER DISCRETIONARY				11,089,065

CONSUMER STAPLES - 2.5%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	7.750%	1/15/19	1,830,000	2,176,569	(a)

Food & Staples Retailing - 1.0%
Wal-Mart Stores Inc., Senior Notes	6.500%	8/15/37	1,715,000	1,901,264
Wal-Mart Stores Inc., Senior Notes	5.625%	4/1/40	1,505,000	1,499,578

Total Food & Staples Retailing				3,400,842

Food Products - 0.9%
Kraft Foods Inc., Senior Notes	7.000%	8/11/37	2,655,000	2,914,099

TOTAL CONSUMER STAPLES				8,491,510

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
ConocoPhillips, Notes	6.500%	2/1/39	1,320,000	1,474,516
Shell International Finance BV, Senior Notes	6.375%	12/15/38	2,095,000	2,307,027

TOTAL ENERGY				3,781,543

See Notes to Schedule of Investments.

LEGG MASON GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
FINANCIALS - 9.1%
Capital Markets - 1.5%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	5,106,000		$5,099,587

Commercial Banks - 2.3%
Fifth Third Bancorp, Subordinated Notes	8.250%	3/1/38	5,660,000		5,947,234
Korea Development Bank, Senior Notes	8.000%	1/23/14	1,740,000		2,006,641

Total Commercial Banks					7,953,875

Consumer Finance - 1.8%
American Express Credit Corp., Senior Notes	5.125%	8/25/14	5,580,000		5,924,442

Diversified Financial Services - 3.1%
Bank of America Corp., Senior Notes	4.500%	4/1/15	6,475,000		6,529,008
General Electric Capital Corp., Senior Notes	7.625%	12/10/14	1,780,000	NZD	1,335,821
Svensk Exportkredit AB, Senior Notes	7.625%	6/30/14	3,290,000	NZD	2,514,475

Total Diversified Financial Services					10,379,304

Insurance - 0.4%
Berkshire Hathaway Finance Corp., Senior Notes	5.400%	5/15/18	1,395,000		1,483,216

TOTAL FINANCIALS					30,840,424

HEALTH CARE - 3.9%
Biotechnology - 0.6%
Biogen Idec Inc., Senior Notes	6.875%	3/1/18	1,770,000		1,939,828

Health Care Equipment & Supplies - 0.3%
Covidien International Finance SA, Senior Notes	6.550%	10/15/37	971,000		1,085,389

Health Care Providers & Services - 1.1%
UnitedHealth Group Inc., Senior Notes	6.625%	11/15/37	3,023,000		3,142,445
UnitedHealth Group Inc., Senior Notes	6.875%	2/15/38	525,000		557,170

Total Health Care Providers & Services					3,699,615

Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co., Senior Notes	6.125%	5/1/38	1,675,000		1,781,346
GlaxoSmithKline Capital Inc., Senior Bond	6.375%	5/15/38	1,910,000		2,106,636
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,200,000		2,331,738

Total Pharmaceuticals					6,219,720

TOTAL HEALTH CARE					12,944,552

INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.8%
Cisco Systems Inc., Senior Notes	5.900%	2/15/39	2,695,000		2,736,109

Computers & Peripherals - 0.3%
Dell Inc., Senior Notes	6.500%	4/15/38	1,060,000		1,121,013

Electronic Equipment, Instruments & Components - 1.1%
Tyco Electronics Group SA, Senior Notes	6.550%	10/1/17	1,710,000		1,881,318
Tyco Electronics Group SA, Senior Notes	7.125%	10/1/37	1,750,000		1,916,264

Total Electronic Equipment, Instruments & Components					3,797,582

Software - 0.7%
Oracle Corp., Senior Notes	6.500%	4/15/38	2,013,000		2,221,907

TOTAL INFORMATION TECHNOLOGY					9,876,611

UTILITIES - 0.6%
E. ON International Finance BV, Senior Notes	6.650%	4/30/38	1,845,000		2,070,112	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $74,445,070)					79,093,817

MUNICIPAL BONDS - 1.7%
Georgia - 1.7%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	4,000,000		3,967,480
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	1,610,000		1,600,662

TOTAL MUNICIPAL BONDS (Cost - $5,610,000)					5,568,142

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.6%
U.S. Government Agency - 1.5%
Federal National Mortgage Association (FNMA)	6.000%	4/18/36	4,790,000		5,068,769

See Notes to Schedule of Investments.

LEGG MASON GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
U.S. Government Obligations - 8.1%
U.S. Treasury Bonds	5.375%	2/15/31	1,240,000	$1,371,750
U.S. Treasury Bonds	4.500%	5/15/38	26,950,000	26,145,704

Total U.S. Government Obligations				27,517,454

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $34,794,649)				32,586,223

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $321,502,711)				321,976,398

SHORT-TERM INVESTMENTS - 5.0%
Repurchase Agreements - 5.0%
Banc of America repurchase agreement dated 3/31/10; Proceeds at maturity - $8,417,657; (Fully collateralized by U.S. government agency obligation, 4.375% due 7/17/15; Market value - $8,604,224)	0.000%	4/1/10	8,417,657	8,417,657
Goldman Sachs & Co. repurchase agreement dated 3/31/10; Proceeds at maturity - $8,417,659; (Fully collateralized by U.S. government agency obligation, 4.300% due 3/30/20; Market value - $8,590,000)	0.010%	4/1/10	8,417,658	8,417,658

TOTAL SHORT-TERM INVESTMENTS (Cost - $16,835,315)				16,835,315

TOTAL INVESTMENTS - 100.1% (Cost - $338,338,026#)				338,811,713
Liabilities in Excess of Other Assets - (0.1)%				(289,497)

TOTAL NET ASSETS - 100.0%				$338,522,216

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
GBP	— British Pound
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
ZAR	— South African Rand

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Global Opportunities Bond Fund (the “Fund”) is a separate, non-diversified investment series of Legg Mason Charles Street Trust, Inc. (the “Corporation”). The Corporation, incorporated in Maryland, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the last quoted bid provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$169,727,058	—	$169,727,058
Collateralized mortgage obligations	—	35,001,158	—	35,001,158
Corporate bonds & notes	—	79,093,817	—	79,093,817
Municipal bonds	—	5,568,142	—	5,568,142
U.S. government & agency obligations	—	32,586,223	—	32,586,223

Total long-term investments	—	$321,976,398	—	$321,976,398

Short-term investments†	—	16,835,315	—	16,835,315

Total investments	—	$338,811,713	—	$338,811,713

Other financial instruments:
Forward foreign currency contracts	—	(1,312,969)	—	(1,312,969)

Total	—	$337,498,744	—	$337,498,744

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a Forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Foreign risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,354,433
Gross unrealized depreciation	(11,880,746)

Net unrealized appreciation	$473,687

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Norwegian Krone	79,782,000	$13,437,123	4/13/10	$(689,836)
Canadian Dollar	2,214,000	2,180,621	4/21/10	92,070
Swedish Krona	50,379,000	6,999,480	4/21/10	(9,285)
Brazilian Real	881,000	491,590	5/4/10	23,222
Brazilian Real	881,000	491,590	5/4/10	31,658
Brazilian Real	881,000	491,590	5/4/10	27,540
Brazilian Real	883,000	492,706	5/4/10	30,886
Brazilian Real	2,147,000	1,198,007	5/4/10	12,474
Brazilian Real	1,211,000	675,727	5/4/10	1,263
Brazilian Real	1,211,000	675,727	5/4/10	1,601
Brazilian Real	1,510,000	842,567	5/4/10	1,200
British Pound	15,867,000	24,086,915	6/3/10	30,560
British Pound	1,578,000	2,395,484	6/3/10	30,378
British Pound	7,788,000	11,822,581	6/3/10	70,684
Turkish Lira	18,183,000	11,824,765	6/15/10	103,628
Turkish Lira	1,210,000	786,887	6/15/10	13,230
Yuan Renminbi	41,548,000	6,125,808	1/21/11	(160,770)
Yuan Renminbi	4,340,000	639,887	1/21/11	(7,218)

				(396,715)

Contracts to Sell:
Norwegian Krone	79,782,000	13,437,123	4/13/10	141,405
Canadian Dollar	2,214,000	2,180,621	4/21/10	13,604
Swedish Krona	53,461,000	7,427,682	4/21/10	(738)
Australian Dollar	12,722,000	11,631,550	5/3/10	(355,367)
Australian Dollar	17,218,000	15,742,182	5/3/10	(607,215)
Australian Dollar	2,990,000	2,733,716	5/3/10	(19,962)
Australian Dollar	2,130,000	1,947,430	5/3/10	988
New Zealand Dollar	3,576,000	2,530,757	5/10/10	(81,197)
New Zealand Dollar	760,000	537,857	5/10/10	(7,772)

				(916,254)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(1,312,969)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2010:

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Contracts	$626,391	$(1,939,360)	$(1,312,969)
Other Contracts	—	—	—

Total	$626,391	$(1,939,360)	$(1,312,969)

During the period ended March 31, 2010, the Fund had average market value of $72,057,416 and $41,713,900 in forward foreign currency contracts (to buy) and forward foreign currency contracts (to sell), respectively.

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President and Director

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President and Director

Date:	May 26, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer and Treasurer

Date:	May 26, 2010